Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2023		Mar. 31, 2022		Dec. 31, 2022		Dec. 31, 2021
Operating expenses
Research and development	$ 1,784		$ 355		$ 2,819		$ 2,766
General and administrative	2,797		457		6,600		1,683
Origination cost of prepaid forward contracts					2,190		0
Total operating expenses	4,581		812		11,609		4,449
Loss from operations	(4,581)		(812)		(11,609)		(4,449)
Other income (expense), net
Interest expense	(433)		(169)		(630)		(212)
Change in fair value of convertible note	100		0
Change in fair value of notes payable	0		(23)
Other income					0		91
Change in fair value of convertible notes derivative liability					(602)		(27)
Change in fair value of forward option-prepaid forward contracts	(1,654)		0		(10,170)		0
Gain (Loss) on sale of recycled shares	1,306		0		(1)		0
Total other expense, net	(681)		(192)		(11,403)		(148)
Loss before income tax provision (benefit)	(5,262)		(1,004)		(23,012)		(4,597)
Income tax provision (benefit)	0		0		1		(1)
Net loss	$ (5,262)		$ (1,004)		$ (23,013)		$ (4,596)
Net loss per share:
Net loss per share of common stock, basic	$ (0.4)		$ (0.14)		$ (2.8)		$ (0.63)
Diluted net loss per share	$ (0.4)		$ (0.14)		$ (2.8)		$ (0.63)
Weighted-average shares outstanding - basic	13,025,852	[1]	7,238,767	[1]	8,211,256	[2]	7,238,767	[2]
Weighted-average shares outstanding - diluted	13,025,852	[1]	7,238,767	[1]	8,211,256	[2]	7,238,767	[2]

[1]	Retrospectively restated to give effect to the reverse recapitalization
[2]	Retroactively restated to give effect to the reverse recapitalization